Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on a Nonrecurring Basis (Detail) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Jun. 30, 2022		Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 8,297		$ 751	$ 0
Loans Held for Sale			3,860	1,015
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0		0
Loans Held for Sale			0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0		0
Loans Held for Sale			0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 8,297	[1]	751
Loans Held for Sale			$ 3,860	$ 1,015

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which include various Level III inputs that are not identifiable.